Average Annual Total Returns{- Fidelity ZERO Large Cap Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-04 - Fidelity ZERO Large Cap Index Fund
	Fidelity ZERO Large Cap Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Large Cap Index Fund Return Before Taxes Since Inception		Fidelity ZERO Large Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Large Cap Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Large Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Large Cap Index Fund After Taxes on Distributions and Sales Since Inception		IXYDD Past 1 year	IXYDD Since Inception
Total	31.79%	10.86%	[1]	31.41%	10.49%	[1]	19.06%	8.25%	[1]	31.76%	10.81%	[1]

[1]	(a)From September 13, 2018